Short Term Loans (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Debt Disclosure [Abstract]
Loan from Bank of Communication	$ 728,332	$ 740,506
Loans from China Merchants Bank	1,456,664	1,813,483
Total	$ 2,184,996	$ 2,553,989